Other current assets (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Current Assets

(in KUSD)	December 31, 2022	December 31, 2021
VAT receivable, net	400	364
Withholding tax receivable	363	23
Prepaid insurance	2,747	3,416
Prepaid compensation	1,422	1,489
Prepaid expenses	3,143	2,457
Prepaid income tax	7,983	—
Prepaid and other CMC, research and clinical expenses	8,001	7,988
Cost sharing arrangement receivable	2,869	1,106
UK R&D expenditure credit receivable	492	455
Interest Receivable	619	—
	28,039	17,298